Nature of Operations and Going Concern (Details) - CAD ($)		12 Months Ended
	Nov. 28, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Nature of Operations and Going Concern [Line Items]
Property Plant And Equipment Expenditures Derecognized		$ 37,500
Cash		330,676	$ 951,807	$ 1,704,908	$ 3,664,578
Working capital deficiency		657,582
Net loss for the year		(2,683,523)	$ (3,313,365)	$ (6,635,073)
Net cash flows from (used in) operations		$ 1,274,144
Westlinear Minerals Corp [Member] | Arrangement Agreement [Member]
Nature of Operations and Going Concern [Line Items]
Distribution of common shares on pro-rata basis	6,833,440
Common stock shares outstanding (in Shares)	10